Submission	Oct. 31, 2024
Submission [Line Items]
Central Index Key	0000827052
Registrant Name	EDISON INTERNATIONAL
Registration File Number	333-281010
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES